OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through October 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.REPORTS TO SHAREOWNERS.

PIONEER
                                 ---------------
                                  MID CAP VALUE
                                      FUND

                                     Annual
                                     Report

                                    10/31/04

                               [LOGO]PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

 Letter to Shareowners                                                         1
 Portfolio Summary                                                             2
 Performance Update                                                            3
 Comparing Ongoing Fund Expenses                                               8
 Portfolio Management Discussion                                              10
 Schedule of Investments                                                      13
 Financial Statements                                                         20
 Notes to Financial Statements                                                29
 Report of Independent Registered Public Accounting Firm                      37
 Trustees, Officers and Service Providers                                     38

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/04
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         92.9%
Temporary Cash Investments                                                  6.0%
Depositary Receipts for International Stocks                                1.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

  [THE FOLLOWING WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 21.4%
Consumer Discretionary                                                     17.7%
Information Technology                                                     12.4%
Industrials                                                                11.4%
Health Care                                                                 8.2%
Materials                                                                   8.0%
Consumer Staples                                                            7.5%
Energy                                                                      6.7%
Utilities                                                                   6.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.    Foot Locker, Inc.                                                  2.80%
  2.    Mattel, Inc.                                                       2.27
  3.    Safeco Corp.                                                       2.15
  4.    PG&E Corp.                                                         1.92
  5.    Triad Hospitals, Inc.                                              1.85
  6.    CIGNA Corp.                                                        1.82
  7.    The Interpublic Group of Companies, Inc.                           1.81
  8.    Providian Financial Corp.                                          1.78
  9.    Ball Corp.                                                         1.74
 10.    Republic Services, Inc.                                            1.68

* This list excludes money market and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04     10/31/03
                            $25.57       $22.25

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)        Income       Capital Gains   Capital Gains
                            $   -        $0.2084         $0.3145

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

      Average Annual Total Returns
        (As of October 31, 2004)

             Net Asset    Public Offering
Period         Value        Price (POP)
 10 Years     11.44%         10.78%
 5 Years      12.18          10.86
 1 Year       17.65          10.87

  [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of a $10,000 Investment

                 Pioneer                  Russell
                 Mid Cap                  Midcap
                Value Fund               Value Index
                ----------               -----------
10/94             $9,425                   $10,000
                 $11,248                   $12,245
10/96            $12,723                   $14,836
                 $15,608                   $19,652
10/98            $14,244                   $20,782
                 $15,672                   $21,967
10/00            $18,807                   $24,572
                 $19,155                   $24,236
10/02            $18,007                   $23,514
                 $23,666                   $31,383
10/04            $27,842                   $37,576

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04     10/31/03
                            $23.32       $20.48

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)        Income       Capital Gains   Capital Gains
                            $   -        $0.1778         $0.3145

 Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

   Average Annual Total Returns
     (As of October 31, 2004)

                   If           If
Period            Held       Redeemed
 10 Years        10.55%       10.55%
 5 Years         11.25        11.12
 1 Year          16.64        12.64

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of a $10,000 Investment

                 Pioneer                  Russell
                 Mid Cap                   Midcap
                Value Fund               Value Index
                ----------               -----------
10/94            $10,000                   $10,000
                 $11,842                   $12,245
10/96            $13,294                   $14,836
                 $16,179                   $19,652
10/98            $14,664                   $20,782
                 $16,000                   $21,967
10/00            $19,047                   $24,572
                 $19,240                   $24,236
10/02            $17,940                   $23,514
                 $23,373                   $31,383
10/04            $27,262                   $37,576

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04     10/31/03
                            $23.15       $20.34

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)        Income       Capital Gains   Capital Gains
                            $   -        $0.1778         $0.3145

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

      Average Annual Total Returns
        (As of October 31, 2004)

                      If           If
Period               Held       Redeemed
 Life-of-Class
 (1/31/96)           9.06%        9.06%
 5 Years            11.19        11.19
 1 Year             16.60        16.60

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of a $10,000 Investment

                 Pioneer                  Russell
                 Mid Cap                   Midcap
                Value Fund               Value Index
                ----------               -----------
1/96             $10,000                   $10,000
                 $10,449                   $11,094
                 $12,721                   $14,696
10/98            $11,527                   $15,541
                 $12,567                   $16,427
10/00            $14,945                   $18,374
                 $15,089                   $18,123
10/02            $14,055                   $17,584
                 $18,313                   $23,468
10/04            $21,354                   $28,102

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04     10/31/03
                            $25.46       $22.25

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)        Income       Capital Gains   Capital Gains
                            $   -        $0.2785         $0.3145

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.

   Average Annual Total Returns
     (As of October 31, 2004)

                 If            If
Period          Held        Redeemed
 10 Years      10.96%        10.96%
 5 Years       11.77         11.77
 1 Year        17.50         17.50

 [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of a $10,000 Investment

                 Pioneer                  Russell
                 Mid Cap                   Midcap
                Value Fund               Value Index
                ----------               -----------
10/94            $10,000                   $10,000
                 $11,872                   $12,245
10/96            $13,366                   $14,836
                 $16,310                   $19,652
10/98            $14,816                   $20,782
                 $16,223                   $21,967
10/00            $19,361                   $24,572
                 $19,621                   $24,236
10/02            $18,366                   $23,514
                 $24,080                   $31,383
10/04            $28,295                   $37,576

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                      CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   10/31/04     10/31/03
                            $26.17       $22.73

                            Net
Distributions per Share     Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)        Income       Capital Gains   Capital Gains
                            $   -        $0.2913         $0.3145

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.

   Average Annual Total Returns
     (As of October 31, 2004)

                 If              If
Period          Held          Redeemed
 10 Years      11.79%           11.79%
 5 Years       12.73            12.73
 1 Year        18.23            18.23

  [THE FOLLOWING WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of a $10,000 Investment

                 Pioneer                  Russell
                 Mid Cap                   Midcap
                Value Fund               Value Index
                ----------               -----------
7/98             $10,000                   $10,000
                 $ 8,861                   $ 9,685
                 $ 9,795                   $10,237
10/00            $11,809                   $11,451
                 $12,088                   $11,295
10/02            $11,418                   $10,959
                 $15,081                   $14,626
10/04            $17,829                   $17,510

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 7/25/90 to 7/2/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 7/31/98. The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:


(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from May 1, 2004 through October 31, 2004

Share Class                      A            B            C            R            Y
-------------------------- ------------ ------------ ------------ ------------ ------------
 Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 5/1/04

 Ending Account Value       $1,075.71    $1,071.17    $1,071.20    $1,075.14    $1,078.35
 On 10/31/04

 Expenses Paid              $    6.38    $   10.97    $   10.15    $    7.05    $    4.06
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.22%, 2.11%, 1.95%, 1.35% and 0.78%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2004 through October 31, 2004

Share Class                     A            B            C            R            Y
------------------------- ------------ ------------ ------------ ------------ ------------
Beginning Account Value    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 5/1/04

Ending Account Value       $1,019.05    $1,014.43    $1,014.53    $1,018.40    $1,021.22
On 10/31/04

Expenses Paid              $    6.20    $   10.67    $    9.87    $    6.85    $    3.95
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.22%, 2.11%, 1.95%, 1.35% and 0.78%, for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04
--------------------------------------------------------------------------------

Investors reacted to a variety of different influences during the 12-month period ended October 31, 2004, but the dominant trend in the market was for stock prices to move higher as the economy expanded and corporate profits grew. During the period, mid-cap stocks tended to outperform both large-cap and small-cap stocks, and value stocks outperformed growth stocks. In the following discussion, Rod Wright, leader of the team that manages Pioneer Mid Cap Value Fund, provides an update on the Fund, its investment strategies and the economic environment during the 12-month period.

Q:  How did the Fund perform?

A: The Fund did well, outperforming the average return of competitive funds despite trailing the benchmark Russell Midcap Value Index. The Fund's Class A shares had a total return of 17.65% for the 12 months ended October 31, 2004, while Class B and Class C shares returned 16.64% and 16.60%, respectively, all at net asset value. During the same period, the Russell Midcap Value Index gained 19.74%, while the average return of the 228 funds in Lipper's Mid-Cap Value category was 15.64%.

Q:  What were the principal factors affecting Fund performance?

A: The market began the period, in the final quarter of calendar 2003, building on the rally that had characterized much of 2003, with stock prices rising amid expectations that the economy was entering a period of sustained economic growth. The surge continued through early spring of 2004, when investors began to be concerned about a host of other influences, including high stock valuations, the instability in Iraq, political uncertainty and rapidly rising oil prices. The combination of these concerns stalled the rally until late in the period, when prices again advanced amid renewed optimism about the strength of the economy.

    The Fund's selections in technology, energy, consumer discretionary and telecommunications services helped support strong performance, while investments in industrials and financial services tended to detract from performance. The underperformance of the Fund, relative to the Russell Midcap Value Index, was primarily due to the absence of any investments in real estate investment trusts (REITs), part of the financial services sector. The Fund's defensive positioning in the financial services sector also held back performance, as market interest rates did not increase by as much as

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    we had anticipated and many banks and other interest rate sensitive companies continued to perform well.

Q: What were some of the individual investments that most influenced performance?

A: Foot Locker, a specialty retailer focusing on athletic apparel, was a major contributor to performance, as its earnings accelerated. Transocean, the world's largest offshore oil-drilling company, posted big gains, as world oil prices advanced, stimulating drilling activity. Phelps Dodge, the world's second largest copper mining company, was another major contributor, as the prices of copper and other basic materials climbed because of surging economic growth throughout the world. Foot Locker remained the Fund's largest single holding at the end of the fiscal year, while we also continued to hold both Transocean and Phelps Dodge.

    Other investments that added to returns include: NCR, which develops and produces electronic processing equipment; Becton, Dickinson, a medical products company, Occidental Petroleum, an integrated petroleum company; and Providian Financial, which specializes in credit cards. The Fund still owned these stocks at the period's end.

    Two holdings were the subjects of acquisitions at premiums to their stock valuations, significantly helping performance. Charter One Financial, which operates banks in nine Eastern and Midwestern states, was acquired by Citizens Financial, a subsidiary of the Royal Bank of Scotland. Apogent Technologies, which produces devices and equipment for clinical and research laboratories, was purchased by Fisher Scientific International.

Q:  What were some of the investments that detracted from performance?

A: In addition to the Fund's defensive positioning in the financial services sector and lack of exposure to REITs, performance relative to the benchmark Russell Midcap Value Index was hurt by not owning several strongly performing stocks, notably TXU, a Texas-based utility, and Apple Computer.

    Other investments that proved to be disappointments for the fiscal year included: PMI Group, an insurer of residential mortgages and Mattel, the toy company.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04                          (continued)
--------------------------------------------------------------------------------

Q:  What is your investment outlook?

A: We are reasonably optimistic about the economy and investment opportunities in the stock market. The economy is expanding at a healthy rate, job growth has begun to accelerate, interest rates remain low by historical standards, and inflation continues to be restrained. Stock valuations also appear to be reasonable, giving us the opportunity to find interesting investments.

    Although we expect to continue to de-emphasize the stocks of companies that may be vulnerable to rapid increases in interest rates, we are moderately bullish about the overall market.


Investing in mid-sized companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04
--------------------------------------------------------------------------------

Shares                                                                 Value
              COMMON STOCKS - 95.6%
              Energy - 6.4%
              Integrated Oil & Gas - 1.0%
  350,000     Occidental Petroleum Corp.                       $   19,540,500
                                                               --------------
              Oil & Gas Drilling - 3.0%
  450,000     ENSCO International, Inc.                        $   13,747,500
  300,000     Nabors Industries, Inc.*                             14,736,000
  425,000     Transocean Offshore, Inc.*                           14,981,250
  275,000     Weatherford International, Inc.*                     14,371,500
                                                               --------------
                                                               $   57,836,250
                                                               --------------
              Oil & Gas Exploration & Production - 1.9%
  250,000     Devon Energy Corp.                               $   18,492,500
  550,000     Pioneer Natural Resources Co.                        17,820,000
                                                               --------------
                                                               $   36,312,500
                                                               --------------
              Oil & Gas Refining Marketing & Transportation - 0.5%
  125,000     Sun Company, Inc.                                $    9,295,000
                                                               --------------
              Total Energy                                     $  122,984,250
                                                               --------------
              Materials - 7.6%
              Commodity Chemicals - 1.0%
  350,000     Air Products & Chemicals, Inc.                   $   18,613,000
                                                               --------------
              Diversified Chemical - 1.6%
  475,000     PPG Industries, Inc.                             $   30,281,250
                                                               --------------
              Diversified Metals & Mining - 1.0%
  225,000     Phelps Dodge Corp.                               $   19,696,500
                                                               --------------
              Metal & Glass Containers - 1.6%
  800,000     Ball Corp.                                       $   31,880,000
                                                               --------------
              Paper Products - 2.4%
  950,000     Flowserve Corp.*                                 $   20,501,000
  800,000     Meadwestvaco Corp.                                   25,224,000
                                                               --------------
                                                               $   45,725,000
                                                               --------------
              Total Materials                                  $  146,195,750
                                                               --------------
              Capital Goods - 5.0%
              Aerospace & Defense - 1.0%
  450,000     United Defense Industries, Inc.*                 $   18,063,000
                                                               --------------
              Electrical Component & Equipment - 1.2%
1,600,000     Symbol Technologies, Inc.                        $   23,504,000
                                                               --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
              Industrial Conglomerates - 2.8%
  650,000     American Standard Companies, Inc.*               $   23,770,500
  375,000     ITT Industries, Inc.                                 30,427,500
                                                               --------------
                                                               $   54,198,000
                                                               --------------
              Total Capital Goods                              $   95,765,000
                                                               --------------
              Commercial Services & Supplies - 4.1%
              Commercial Printing - 1.5%
  925,000     R.R. Donnelly & Sons Co.                         $   29,091,250
                                                               --------------
              Diversified Commercial Services - 1.0%
  400,000     H & R Block, Inc.                                $   19,020,000
                                                               --------------
              Environmental Services - 1.6%
1,000,000     Republic Services, Inc.                          $   30,800,000
                                                               --------------
              Total Commercial Services & Supplies             $   78,911,250
                                                               --------------
              Transportation - 1.8%
              Airlines - 0.7%
  800,000     Southwest Airlines Co.                           $   12,616,000
                                                               --------------
              Railroads - 1.1%
  390,300     Canadian National Railway Co.                    $   21,095,715
                                                               --------------
              Total Transportation                             $   33,711,715
                                                               --------------
              Consumer Durables & Apparel - 5.1%
              Apparel, Accessories & Luxury Goods - 1.0%
  760,200     The Limited Brands, Inc.                         $   18,837,756
                                                               --------------
              Housewares & Specialties - 0.6%
  450,000     Yankee Candle Co.*                               $   12,465,000
                                                               --------------
              Leisure Products - 2.2%
2,375,000     Mattel, Inc.                                     $   41,586,250
                                                               --------------
              Photographic Products - 1.3%
  850,000     Eastman Kodak Co.                                $   25,738,000
                                                               --------------
              Total Consumer Durables & Apparel                $   98,627,006
                                                               --------------
              Hotels, Restaurants & Leisure - 1.6%
              Restaurants - 1.6%
  700,000     Tricon Global Restaurants, Inc.                  $   30,450,000
                                                               --------------
              Total Hotels, Restaurants & Leisure              $   30,450,000
                                                               --------------
              Media - 2.6%
              Advertising - 1.7%
2,700,000     The Interpublic Group of Companies, Inc.*        $   33,102,000
                                                               --------------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                  Value
              Movies & Entertainment - 0.9%
  825,000     Regal Entertainment Group (b)                    $   16,425,750
                                                               --------------
              Total Media                                      $   49,527,750
                                                               --------------
              Retailing - 7.6%
              Apparel Retail - 1.3%
  600,000     Liz Claiborne, Inc.                              $   24,528,000
                                                               --------------
              Department Stores - 0.4%
  222,900     J.C. Penney Co., Inc.                            $    7,710,111
                                                               --------------
              General Merchandise Stores - 1.2%
  825,000     American Greetings Corp. (b)                     $   21,821,250
   50,000     Sears, Roebuck & Co.                                  1,750,000
                                                               --------------
                                                               $   23,571,250
                                                               --------------
              Specialty Stores - 4.7%
2,400,000     Blockbuster, Inc. (b)                            $   16,320,000
2,100,000     Foot Locker, Inc.                                    51,240,000
1,275,000     Toys R Us, Inc.*                                     22,962,750
                                                               --------------
                                                               $   90,522,750
                                                               --------------
              Total Retailing                                  $  146,332,111
                                                               --------------
              Food & Drug Retailing - 7.2%
              Drug Retail - 1.4%
  625,000     CVS Corp.                                        $   27,162,500
                                                               --------------
              Food Distributors - 1.1%
  800,000     McKesson HBOC, Inc.                              $   21,328,000
                                                               --------------
              Food Retail - 3.2%
  850,000     ConAgra, Inc.                                    $   22,440,000
  296,130     Dean Foods Co.*                                       8,839,481
1,575,000     Safeway, Inc.*                                       28,728,000
                                                               --------------
                                                               $   60,007,481
                                                               --------------
              Hypermarkets & Supercenters - 1.5%
1,000,000     BJ'S Wholesale Club, Inc.*                       $   29,030,000
                                                               --------------
              Total Food & Drug Retailing                      $  137,527,981
                                                               --------------
              Health Care Equipment & Services - 6.4%
              Health Care Distributors - 0.8%
  375,000     Par Pharmaceutical Co., Inc.*                    $   14,793,750
                                                               --------------
              Health Care Equipment - 0.1%
   50,000     Becton, Dickinson & Co.                          $    2,625,000
                                                               --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
               Health Care Facilities - 3.1%
2,300,000      Tenet Healthcare Corp.*                         $   24,656,000
1,025,000      Triad Hospitals, Inc.*                              33,855,750
                                                               --------------
                                                               $   58,511,750
                                                               --------------
               Health Care Services - 0.7%
  300,000      Laboratory Corp. of America Holdings*           $   13,740,000
                                                               --------------
               Managed Health Care - 1.7%
  525,000      CIGNA Corp.                                     $   33,316,500
                                                               --------------
               Total Health Care Equipment & Services          $  122,987,000
                                                               --------------
               Pharmaceuticals & Biotechnology - 1.4%
               Pharmaceuticals - 1.4%
  733,500      IVAX Corp.*                                     $   13,276,350
  825,000      Mylan Laboratories, Inc. (b)                        14,206,500
                                                               --------------
                                                               $   27,482,850
                                                               --------------
               Total Pharmaceuticals & Biotechnology           $   27,482,850
                                                               --------------
               Banks - 7.5%
               Regional Banks - 5.2%
  300,000      City National Corp.                             $   20,670,000
  475,000      KeyCorp                                             15,955,250
  500,000      Marshall & Ilsley Corp.                             20,985,000
  475,000      North Fork Bancorporation, Inc.                     20,947,500
  325,000      Zions Bancorporation                                21,505,250
                                                               --------------
                                                               $  100,063,000
                                                               --------------
               Thrifts & Mortgage Finance - 2.3%
  400,000      Countrywide Financial Corp.                     $   12,772,000
  775,000      The PMI Group, Inc.                                 30,085,500
                                                               --------------
                                                               $   42,857,500
                                                               --------------
               Total Banks                                     $  142,920,500
                                                               --------------
               Diversified Financials - 6.0%
               Consumer Finance - 1.3%
   50,000      White Mountains Insurance Group, Ltd.           $   25,510,000
                                                               --------------
               Asset Management & Custody Banks - 1.0%
  650,000      Federated Investors, Inc.                       $   18,843,500
                                                               --------------
               Consumer Finance - 1.7%
2,100,000      Providian Financial Corp.*                      $   32,655,000
                                                               --------------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                  Value
              Investment Banking & Brokerage - 2.0%
  775,000     A.G. Edwards, Inc.                               $   28,101,500
  600,000     Investment Technology Group, Inc.                     9,240,000
                                                               --------------
                                                               $   37,341,500
                                                               --------------
              Total Diversified Financials                     $  114,350,000
                                                               --------------
              Insurance - 7.0%
              Insurance Brokers - 2.4%
  750,000     Platinum Underwriter Holdings, Ltd.              $   21,937,500
  686,500     Willis Group Holdings, Ltd.                          24,679,674
                                                               --------------
                                                               $   46,617,174
                                                               --------------
              Life & Health Insurance - 1.8%
  300,000     Jefferson-Pilot Corp.                            $   14,487,000
1,500,000     UNUM Corp.                                           20,490,000
                                                               --------------
                                                               $   34,977,000
                                                               --------------
              Property & Casualty Insurance - 2.8%
  175,000     Ambac Financial Group, Inc.                      $   13,660,500
  850,000     Safeco Corp.                                         39,304,000
                                                               --------------
                                                               $   52,964,500
                                                               --------------
              Total Insurance                                  $  134,558,674
                                                               --------------
              Software & Services - 3.8%
              Application Software - 1.3%
1,100,000     Veritas Software Corp.*                          $   24,068,000
                                                               --------------
              Data Processing & Outsourced Services - 2.5%
1,580,000     The BISYS Group, Inc.*                           $   23,068,000
  950,000     SunGard Data Systems, Inc.*                          25,165,500
                                                               --------------
                                                               $   48,233,500
                                                               --------------
              Total Software & Services                        $   72,301,500
                                                               --------------
              Technology Hardware & Equipment - 8.1%
              Communications Equipment - 1.9%
  900,000     Century Telephone Enterprises, Inc.              $   28,881,000
  800,000     Tellabs, Inc.* (b)                                    6,400,000
                                                               --------------
                                                               $   35,281,000
                                                               --------------
              Computer Hardware - 0.8%
  275,000     NCR Corp.*                                       $   15,496,250
                                                               --------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                     (continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
              Computer Storage & Peripherals - 2.8%
  475,000     Imation Corp.                                    $   14,853,250
  750,000     Sandisk Corp.* (b)                                   15,652,500
  875,000     Storage Technology Corp.*                            23,642,500
                                                               --------------
                                                               $   54,148,250
                                                               --------------
              Electronic Equipment & Instruments - 1.4%
  450,000     W.W. Grainger, Inc.                              $   26,365,500
                                                               --------------
              Technology Distributors - 1.2%
  406,000     Fisher Scientific International, Inc.* (b)       $   23,288,160
                                                               --------------
              Total Technology Hardware & Equipment            $  154,579,160
                                                               --------------
              Utilities - 6.4%
              Electric Utilities - 5.0%
  475,000     Constellation Energy Group                       $   19,294,500
  125,000     DTE Energy Co.                                        5,338,750
  361,000     Entergy Corp.                                        23,594,960
  250,000     NSTAR                                                12,367,500
1,100,000     PG&E Corp.* (b)                                      35,244,000
                                                               --------------
                                                               $   95,839,710
                                                               --------------
              Multi-Utilities & Unregulated Power - 1.4%
2,625,000     Reliant Energy*                                  $   26,985,000
                                                               --------------
              Total Utilities                                  $  122,824,710
                                                               --------------
              TOTAL COMMON STOCKS
              (Cost $1,504,318,929)                            $1,832,037,207
                                                               --------------

Principal
Amount
              TEMPORARY CASH INVESTMENTS - 6.1%
              Repurchase Agreement - 2.9%
$54,200,000   UBS Warburg, Inc., 1.75%, dated 10/29/04,
              repurchase price of $54,200,000 plus accrued
              interest on 11/1/04 collateralized by
              $54,805,000 U.S. Treasury Note, 2.25%,
              4/30/06                                          $   54,200,000
                                                               --------------
Shares
              Time Deposits - 3.2%
 42,223,472   Westdeutsche Landesbank Girozentral              $   42,223,472
 20,021,419   Dresdner Bank AG                                     20,021,419
                                                               --------------
                                                               $   62,244,891
                                                               --------------
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost $116,444,891)                              $  116,444,891
                                                               --------------

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                                                         Value
             TOTAL INVESTMENTS IN SECURITIES - 101.7%
             (Cost $1,620,763,820)(a)                          $1,948,482,098
                                                               --------------
             OTHER ASSETS AND LIABILITIES - (1.7)%             $  (32,685,580)
                                                               --------------
             TOTAL NET ASSETS - 100.0%                         $1,915,796,518
                                                               ==============

*  Non-income producing security.

 (a) At October 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $1,622,906,061 was as follows:

     Aggregate gross unrealized gain for all investments in
     which there is an excess of value over tax cost           $  344,031,219
     Aggregate gross unrealized loss for all investments in
     which there is an excess of tax cost over value              (18,455,182)
                                                               --------------
   Net unrealized gain                                         $  325,576,037
                                                               ==============
 (b) At October 31, 2004, the following securities were
     out on loan:

                                                                   Market
   Shares                     Security                             Value
   ------                     --------                         --------------
  119,405     American Greetings Corp.                         $    3,158,262
  583,003     Blockbuster, Inc.                                     3,964,420
  200,000     Fisher Scientific International, Inc.*               11,472,000
  783,672     Mylan Laboratories, Inc.                             13,494,832
   59,000     PG&E Corp.*                                           1,890,360
  781,250     Regal Entertainment Group                            15,554,688
  390,043     Sandisk Corp.*                                        8,140,197
  226,000     Tellabs, Inc.*                                        1,808,000
                                                               --------------
              Total                                            $   59,482,759
                                                               ==============

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2004 aggregated $1,100,439,362 and $980,902,947, respectively.


   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $59,482,759) (cost $1,620,763,820)                         $1,948,482,098
  Receivables -
   Investment securities sold                                      9,370,255
   Fund shares sold                                               25,264,891
   Dividends, interest and foreign taxes withheld                  1,055,288
                                                              --------------
     Total assets                                             $1,984,172,532
                                                              --------------
LIABILITIES:
  Payables -
   Investment securities purchased                            $      436,827
   Fund shares repurchased                                         1,452,101
   Upon return of securities loaned                               62,244,891
  Due to bank                                                      1,836,047
  Due to affiliates                                                2,208,543
  Accrued expenses                                                   197,605
                                                              --------------
     Total liabilities                                        $   68,376,014
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $1,347,321,404
  Accumulated net realized gain on investments                   240,756,836
  Net unrealized gain on investments                             327,718,278
                                                              --------------
     Total net assets                                         $1,915,796,518
                                                              ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,547,822,501/60,528,147 shares)         $        25.57
                                                              ==============
  Class B (based on $208,843,819/8,957,305 shares)            $        23.32
                                                              ==============
  Class C (based on $105,777,987/4,569,150 shares)            $        23.15
                                                              ==============
  Class R (based on $3,271,000/128,451 shares)                $        25.46
                                                              ==============
  Class Y (based on $50,081,211/1,913,323 shares)             $        26.17
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($25.57 [divided by] 94.25%)                        $        27.13
                                                              ==============

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/04


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $35,628)    $ 21,069,855
  Interest                                                     396,930
  Income from securities loaned, net                            62,391
                                                          ------------
   Total investment income                                                  $ 21,529,176
                                                                            ------------
EXPENSES:
  Management fees
   Basic Fee                                              $ 11,189,226
   Performance Adjustment                                    1,388,519
  Transfer agent fees and expenses
   Class A                                                   2,635,101
   Class B                                                     859,901
   Class C                                                     278,752
   Class R                                                         834
  Distribution fees
   Class A                                                   3,459,772
   Class B                                                   2,341,941
   Class C                                                     803,851
   Class R                                                       8,762
  Administrative reimbursements                                304,126
  Custodian fees                                                98,733
  Registration fees                                             51,490
  Professional fees                                             74,470
  Fees and expenses of nonaffiliated trustees                   28,159
  Miscellaneous                                                 20,128
                                                          ------------
   Total expenses                                                           $ 23,543,765
   Less fees paid indirectly                                                     (37,711)
                                                                            ------------
   Net expenses                                                             $ 23,506,054
                                                                            ------------
     Net investment loss                                                    $ (1,976,878)
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
  Net realized gain on:
   Investments                                            $246,293,591
   Written options closed/expired                              102,414      $246,396,005
                                                          ------------      ------------
  Change in net unrealized gain on investments                              $ 24,101,697
                                                                            ------------
   Net gain on investments and options                                      $270,497,702
                                                                            ------------
   Net increase in net assets resulting from operations                     $268,520,824
                                                                            ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03

                                                           Year Ended         Year Ended
                                                            10/31/04           10/31/03
FROM OPERATIONS:
  Net investment income (loss)                           $   (1,976,878)   $      583,463
  Net realized gain on investments and options              246,396,005        37,553,797
  Change in net unrealized gain on investments               24,101,697       317,467,900
                                                         --------------    --------------
   Net increase in net assets resulting from
     operations                                          $  268,520,824    $  355,605,160
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net realized gain:
   Class A ($0.52 and $0.00 per share, respectively)     $  (28,487,287)                -
   Class B ($0.49 and $0.00 per share, respectively)         (5,806,720)                -
   Class C ($0.49 and $0.00 per share, respectively)         (1,376,991)                -
   Class R ($0.59 and $0.00 per share, respectively)             (9,104)                -
   Class Y ($0.60 and $0.00 per share, respectively)           (222,150)                -
                                                         --------------    --------------
     Total distributions to shareowners                  $  (35,902,252)   $            -
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                       $  515,669,882    $  267,527,996
  Reinvestment of distributions                              31,599,105                 -
  Cost of shares repurchased                               (376,087,240)     (307,796,399)
                                                         --------------    --------------
   Net increase (decrease) in net assets resulting
     from Fund share transactions                        $  171,181,747    $  (40,268,403)
                                                         --------------    --------------
   Net increase in net assets                            $  403,800,319    $  315,336,757
NET ASSETS:
  Beginning of year                                       1,511,996,199     1,196,659,442
                                                         --------------    --------------
  End of year (including undistributed net investment
   income of $0 and $446,628, respectively)              $1,915,796,518    $1,511,996,199
                                                         ==============    ==============

   The accompanying notes are an integral part of these financial statements.
22

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03

                                   '04 Shares       '04 Amount       '03 Shares       '03 Amount
CLASS A
Shares sold                        14,807,485    $  358,418,447      11,143,948    $  212,727,487
Reinvestment of distributions       1,148,882        25,351,846               -                 -
Less shares repurchased            (9,746,158)     (233,994,444)     (9,451,400)     (173,777,134)
                                   ----------    --------------      ----------    --------------
  Net increase                      6,210,209    $  149,775,849       1,692,548    $   38,950,353
                                   ==========    ==============      ==========    ==============
CLASS B
Shares sold                         2,425,751    $   53,361,606       1,805,444    $   31,685,061
Reinvestment of distributions         245,157         4,957,085               -                 -
Less shares repurchased            (5,494,026)     (122,138,709)     (6,876,382)     (119,092,518)
                                   ----------    --------------      ----------    --------------
  Net decrease                     (2,823,118)   $  (63,820,018)     (5,070,938)   $  (87,407,457)
                                   ==========    ==============      ==========    ==============
CLASS C
Shares sold                         2,672,746    $   58,567,505       1,273,436    $   22,294,515
Reinvestment of distributions          53,189         1,068,044               -                 -
Less shares repurchased              (810,887)      (17,714,083)       (835,571)      (14,080,793)
                                   ----------    --------------      ----------    --------------
  Net increase                      1,915,048    $   41,921,466         437,865    $    8,213,722
                                   ==========    ==============      ==========    ==============
CLASS R (a)
Shares sold                           177,122    $    4,286,805           1,798    $       36,915
Reinvestment of distributions             410             9,087               -                 -
Less shares repurchased               (50,857)       (1,225,525)            (22)             (462)
                                   ----------    --------------      ----------    --------------
  Net increase                        126,675    $    3,070,367           1,776    $       36,453
                                   ==========    ==============      ==========    ==============
CLASS Y
Shares sold                         1,580,743    $   41,035,519          42,036    $      784,020
Reinvestment of distributions           9,409           213,043               -                 -
Less shares repurchased               (40,273)       (1,014,479)        (45,759)         (845,492)
                                   ----------    --------------      ----------    --------------
  Net increase (decrease)           1,549,879    $   40,234,083          (3,723)   $      (61,472)
                                   ==========    ==============      ==========    ==============

(a) Class R shares were first publicly offered on April 1, 2003.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended     Year Ended     Year Ended   Year Ended   Year Ended
CLASS A                                                      10/31/04       10/31/03       10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                        $    22.25     $    16.93      $ 19.29      $  20.83     $  19.90
                                                            ----------     ----------      -------      --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $     0.01     $     0.04      $ (0.02)     $  (0.01)    $   0.11
 Net realized and unrealized gain (loss) on investments,
  options and foreign currency transactions                       3.83           5.28        (0.97)         0.34         3.46
                                                            ----------     ----------      -------      --------     --------
  Net increase (decrease) from investment operations        $     3.84     $     5.32      $ (0.99)     $   0.33     $   3.57
Distributions to shareowners:
 Net investment income                                               -              -            -             -            -
 Net realized gain                                               (0.52)             -        (1.37)        (1.87)       (2.64)
                                                            ----------     ----------      -------      --------     --------
Net increase (decrease) in net asset value                  $     3.32     $     5.32      $ (2.36)     $  (1.54)    $   0.93
                                                            ----------     ----------      -------      --------     --------
Net asset value, end of period                              $    25.57     $    22.25      $ 16.93      $  19.29     $  20.83
                                                            ==========     ==========      =======      ========     ========
Total return*                                                    17.65%         31.42%       (5.99)%        1.85%       20.00%
Ratio of net expenses to average net assets+                      1.21%          1.37%        1.30%         1.24%        1.13%
Ratio of net investment income (loss) to average
 net assets+                                                      0.05%          0.24%       (0.09)%        0.01%        0.27%
Portfolio turnover rate                                             59%            58%          65%           95%          70%
Net assets, end of period (in thousands)                    $1,547,823     $1,208,400     $890,856      $921,310     $945,583
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.21%          1.37%        1.30%         1.22%        1.11%
 Net investment income (loss)                                     0.05%          0.24%       (0.09)%        0.03%        0.29%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Year Ended    Year Ended    Year Ended    Year Ended   Year Ended
CLASS B                                                      10/31/04      10/31/03      10/31/02      10/31/01     10/31/00
Net asset value, beginning of period                         $ 20.48       $ 15.72       $ 18.14       $ 19.85      $ 19.22
                                                             -------       -------       -------       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                         $ (0.22)      $ (0.13)      $ (0.18)      $ (0.10)     $ (0.20)
 Net realized and unrealized gain (loss) on investments,
  options and foreign currency transactions                     3.55          4.89         (0.87)         0.26         3.47
                                                             -------       -------       -------       -------      -------
  Net increase (decrease) from investment operations         $  3.33       $  4.76       $ (1.05)      $  0.16      $  3.27
Distributions to shareowners:
 Net investment income                                             -             -             -             -            -
 Net realized gain                                             (0.49)            -         (1.37)        (1.87)       (2.64)
                                                             -------       -------       -------       -------      -------
Net increase (decrease) in net asset value                   $  2.84       $  4.76       $ (2.42)      $ (1.71)     $  0.63
                                                             -------       -------       -------       -------      -------
Net asset value, end of period                               $ 23.32       $ 20.48       $ 15.72       $ 18.14      $ 19.85
                                                             =======       =======       =======       =======      =======
Total return*                                                  16.64%        30.28%        (6.75)%        1.01%       19.04%
Ratio of net expenses to average net assets+                    2.13%         2.22%         2.10%         2.03%        1.91%
Ratio of net investment loss to average net assets+            (0.86)%       (0.61)%       (0.89)%       (0.78)%      (0.52)%
Portfolio turnover rate                                           59%           58%           65%           95%          70%
Net assets, end of period (in thousands)                    $208,844      $241,313      $264,881      $330,926     $336,301
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.13%         2.22%         2.10%         2.01%        1.90%
 Net investment loss                                           (0.86)%       (0.61)%       (0.89)%       (0.76)%      (0.51)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                      10/31/04     10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                         $ 20.34      $ 15.61      $ 18.04      $ 19.76      $ 19.16
                                                             -------      -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $ (0.16)     $ (0.10)     $ (0.16)     $  0.03      $ (0.26)
 Net realized and unrealized gain (loss) on investments,
  options and foreign currency transactions                     3.46         4.83        (0.90)        0.12         3.50
                                                             -------      -------      -------      -------      -------
  Net increase (decrease) from investment operations         $  3.30      $  4.73      $ (1.06)     $  0.15      $  3.24
Distributions to shareowners:
 Net investment income                                             -            -            -            -            -
 Net realized gain                                             (0.49)           -        (1.37)       (1.87)       (2.64)
                                                             -------      -------      -------      -------      -------
Net increase (decrease) in net asset value                   $  2.81      $  4.73      $ (2.43)     $ (1.72)     $  0.60
                                                             -------      -------      -------      -------      -------
Net asset value, end of period                               $ 23.15      $ 20.34      $ 15.61      $ 18.04      $ 19.76
                                                             =======      =======      =======      =======      =======
Total return*                                                  16.60%       30.30%       (6.85)%       0.96%       18.92%
Ratio of net expenses to average net assets+                    2.11%        2.28%        2.20%        2.11%        2.01%
Ratio of net investment loss to average net assets+            (0.88)%      (0.68)%      (0.99)%      (0.86)%      (0.61)%
Portfolio turnover rate                                           59%          58%          65%          95%          70%
Net assets, end of period (in thousands)                    $105,778      $53,982      $34,605      $29,547      $24,495
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.11%        2.28%        2.20%        2.09%        1.98%
 Net investment loss                                           (0.88)%      (0.68)%      (0.99)%      (0.84)%      (0.58)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Year Ended    4/1/03 (a) to
                                                        10/31/04        10/31/03
CLASS R
Net asset value, beginning of period                    $ 22.25        $  16.81
                                                        -------        --------
Increase from investment operations:
  Net investment income                                 $  0.06        $      -
  Net realized and unrealized gain on investments,
   options and foreign currency transactions               3.74            5.44
                                                        -------        --------
   Net increase from investment operations              $  3.80        $   5.44
Distributions to shareowners:
  Net investment income                                       -               -
  Net realized gain                                       (0.59)              -
                                                        -------        --------
Net increase in net asset value                         $  3.21        $   5.44
                                                        -------        --------
Net asset value, end of period                          $ 25.46        $  22.25
                                                        =======        ========
Total return*                                             17.50%          32.36%
Ratio of net expenses to average net assets+               1.34%           1.31%**
Ratio of net investment loss to average net assets+       (0.16)%         (0.08)%**
Portfolio turnover rate                                      59%             58%
Net assets, end of period (in thousands)                $ 3,271        $     40
Ratios with reduction for fees paid indirectly:
  Net expenses                                             1.34%           1.31%**
  Net investment loss                                     (0.16)%         (0.08)%**

(a) Class R shares were first publicly offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                                     10/31/04    10/31/03     10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                        $ 22.73     $  17.21     $ 19.50      $ 20.94      $ 19.91
                                                            -------     --------     -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.08     $   0.15     $  0.06      $  0.07      $  0.20
 Net realized and unrealized gain (loss) on investments,
  options and foreign currency transactions                    3.96         5.37       (0.98)        0.36         3.47
                                                            -------     --------     -------      -------      -------
  Net increase (decrease) from investment operations        $  4.04     $   5.52     $ (0.92)     $  0.43      $  3.67
Distributions to shareowners:
 Net investment income                                            -            -           -            -            -
 Net realized gain                                            (0.60)           -       (1.37)       (1.87)       (2.64)
                                                            -------     --------     -------      -------      -------
Net increase (decrease) in net asset value                  $  3.44     $   5.52     $ (2.29)     $ (1.44)     $  1.03
                                                            -------     --------     -------      -------      -------
Net asset value, end of period                              $ 26.17     $  22.73     $ 17.21      $ 19.50      $ 20.94
                                                            =======     ========     =======      =======      =======
Total return*                                                 18.23%       32.07%      (5.54)%       2.36%       20.56%
Ratio of net expenses to average net assets+                   0.78%        0.84%       0.84%        0.76%        0.63%
Ratio of net investment income to average net assets+          0.46%        0.76%       0.37%        0.49%        0.77%
Portfolio turnover rate                                          59%          58%         65%          95%          70%
Net assets, end of period (in thousands)                    $50,081     $  8,261     $ 6,318      $ 3,642      $ 3,376
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  0.78%        0.84%       0.83%        0.75%        0.61%
 Net investment income                                         0.46%        0.76%       0.38%        0.50%        0.79%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C, and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shareowners.

The Fund's financial statements have been prepared in conformity with U.S generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

    determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    There were no distributions paid during the year ended October 31, 2003. The tax character of distributions paid during the year ended October 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                          2004
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary Income                                                   $14,085,382
   Long-Term capital gain                                             21,816,870
                                                                     -----------
  Total                                                              $35,902,252
                                                                     ===========
--------------------------------------------------------------------------------

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004:

--------------------------------------------------------------------------------
                                                                         2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $ 14,063,274
  Undistributed long-term gain                                       228,835,803
  Unrealized appreciation                                            325,576,037
                                                                    ------------
   Total                                                            $568,475,114
                                                                    ============
--------------------------------------------------------------------------------

The difference between book basis and tax-basis unrealized apprecia tion is attributable to the tax deferral of losses on wash sales.

At October 31, 2004, the Fund reclassified $1,976,878 to decrease distributions in excess of net investment income and $1,976,878 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately $296,419 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2004.

D. Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in Time Deposits, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.  Option writing

    When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options for the year ended October 31, 2004 are summarized as follows:

--------------------------------------------------------------------------------
                                                            Option Written
                                                        Number of    Aggregate
                                                        Contracts    Face Value
                                                       ----------- -------------
  Options outstanding at beginning of year                     -    $        -
  Options opened                                           3,950       386,866
  Options closed                                          (1,100)      (62,964)
  Options expired                                           (950)      (39,450)
  Options exercised                                       (1,900)     (284,452)
                                                          ------    ----------
  Options outstanding at end of year                           -    $        -
                                                          ======    ==========
--------------------------------------------------------------------------------

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million; 0.65% of the next $500 million; and 0.625% of the excess over $1 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's investment performance as compared with the Russell Midcap Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor"). Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth Funds Index effective May 1, 2003; however the Lipper Growth Funds Index will be used for

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

monthly periods prior to May 1, 2003 until it is eventually phased out. For the year ended October 31, 2004, the aggregate performance adjustment resulted in a increase to the basic fee of $1,388,519. The management fee was equivalent to 0.74% of the average daily net assets for the period.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. On October 31, 2004, $1,175,635 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $424,431 in transfer agent fees payable to PIMSS at October 31, 2004.

4. Distribution and Service Plans
The Fund adopted a plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $608,477 in distribution fees payable to PFD at October 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2004, CDSCs in the amount of $130,486 were paid to PFD.

5. Directed Brokerage and Expense Offset Arrangements
The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended October 31, 2004, the Fund's expenses were reduced by $12,307 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2004, the Fund's expenses were reduced by $25,404 under such arrangements.

6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2004, the Fund had no borrowings under this agreement.

7. Subsequent Event
On December 10, 2004, the Fund acquired all the net assets of Safeco Multi-Cap Core Fund ("Safeco Fund"), a series of Safeco

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                               (continued)
--------------------------------------------------------------------------------

Common Stock Trust, pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Safeco Fund on December 8, 2004. The shareholders of the Safeco Fund will receive the Fund's Investor Class shares, a new share class, in exchange for the net assets of the Safeco Fund. The acquisition is intended to result in no income, gain or loss being recognized for United States federal income tax purposes. The Board of Trustees of the Fund, including its Independent Trustees, approved the acquisition.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Mid Cap Value Fund

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Mid Cap Value Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Value Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                          /s/ ERNST & YOUNG LLP


Boston, Massachusetts
December 10, 2004

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Mid Cap Value Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                   Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                 Held by this Trustee

John F. Cogan, Jr. (78)*  Chairman of the Board,  Since 1999.            Deputy Chairman and a Director of      Director of Harbor
                          Trustee and President   Serves until           Pioneer Global Asset Management        Global Company, Ltd.
                                                  retirement or          S.p.A. ("PGAM"); Non-Executive
                                                  removal                Chairman and a Director of Pioneer
                                                                         Investment Management USA Inc.
                                                                         ("PIM-USA"); Chairman and a
                                                                         Director of Pioneer; Director of
                                                                         Pioneer Alternative Investment
                                                                         Management Limited (Dublin);
                                                                         President and a Director of Pioneer
                                                                         Alternative Investment Management
                                                                         (Bermuda) Limited and affiliated
                                                                         funds; President and Director of
                                                                         Pioneer Funds Distributor, Inc.
                                                                         ('PFD'); President of all of the
                                                                         Pioneer Funds; and Of Counsel
                                                                         (since 2000, partner prior to
                                                                         2000), Wilmer Cutler Pickering Hale
                                                                         and Dorr LLP (counsel to PIM-USA
                                                                         and the Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**     Trustee and             Since June, 2003.      President and Chief Executive          None
                          Executive Vice          Serves until           Officer, PIM-USA since May 2003
                          President               retirement or          (Director since January 2001);
                                                  removal                President and Director of Pioneer
                                                                         since May 2003; Chairman and
                                                                         Director of Pioneer Investment
                                                                         Management Shareholder Services,
                                                                         Inc. ("PIMSS") since May 2003;
                                                                         Executive Vice President of all of
                                                                         the Pioneer Funds since June 2003;
                                                                         Executive Vice President and Chief
                                                                         Operating Officer of PIM-USA,
                                                                         November 2000 to May 2003;
                                                                         Executive Vice President, Chief
                                                                         Financial Officer and Treasurer,
                                                                         John Hancock Advisers, L.L.C.,
                                                                         Boston, MA, November 1999 to
                                                                         November 2000; Senior Vice
                                                                         President and Chief Financial
                                                                         Officer, John Hancock Advisers,
                                                                         L.L.C., April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation               Other Directorships
Name, Age and Address     With the Fund           Length of Service      During Past Five Years             Held by this Trustee

Mary K. Bush (56)         Trustee                 Since 1999.            President, Bush International      Director of Brady
3509 Woodbine Street,                             Serves until           (international financial           Corporation (industrial
Chevy Chase, MD 20815                             retirement or          advisory firm)                     identification and
                                                  removal                                                   specialty coated
                                                                                                            material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------

Richard H. Egdahl,        Trustee                 Since 1999.            Alexander Graham Bell              None
M.D. (77)                                         Serves until           Professor of Health Care
Boston University                                 retirement or          Entrepreneurship, Boston
Healthcare                                        removal                University; Professor of
Entrepreneurship Program,                                                Management, Boston University
53 Bay State Road,                                                       School of Management;
Boston, MA 02215                                                         Professor of Public Health,
                                                                         Boston University School of
                                                                         Public Health; Professor of
                                                                         Surgery, Boston University
                                                                         School of Medicine; and
                                                                         University Professor, Boston
                                                                         University
------------------------------------------------------------------------------------------------------------------------------------

Margaret B.W. Graham (57) Trustee                 Since 1999.            Founding Director, The             None
1001 Sherbrooke                                   Serves until           Winthrop Group, Inc.
Street West,                                      retirement or          (consulting firm); Professor
Montreal, Quebec, H3A 1G5                         removal                of Management, Faculty of
Canada                                                                   Management, McGill University
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation               Other Directorships
Name, Age and Address     With the Fund           Length of Service      During Past Five Years             Held by this Trustee

Marguerite A. Piret (56)  Trustee                 Since 1999.            President and Chief Executive      Director of New America
One Boston Place,                                 Serves until           Officer, Newbury, Piret &          High Income Fund, Inc.
28th Floor,                                       retirement or          Company, Inc. (investment          (closed-end investment
Boston, MA 02108                                  removal                banking firm)                      company)
------------------------------------------------------------------------------------------------------------------------------------

Stephen K. West (76)      Trustee                 Since 1999.            Senior Counsel,                    Director, The Swiss
125 Broad Street,                                 Serves until           Sullivan & Cromwell (law firm)     Helvetia Fund, Inc.
New York, NY 10004                                retirement or                                             closed-end investment
                                                  removal                                                   company) and
                                                                                                            AMVESCAP PLC
                                                                                                            (investment managers)
------------------------------------------------------------------------------------------------------------------------------------

John Winthrop (68)        Trustee                 Since 1999.            President, John Winthrop & Co.,    None
One North Adgers Wharf,                           Serves until           Inc. (private investment firm)
Charleston, SC 29401                              retirement or
                                                  removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Officer

Dorothy E. Bourassa (56)  Secretary               Since September,       Secretary of PIM-USA; Senior Vice     None
                                                  2003.                  President-Legal of Pioneer; and
                                                  Serves at the          Secretary/Clerk of most of
                                                  discretion of board.   PIM-USA's subsidiaries since
                                                                         October 2000; Secretary of all of
                                                                         the Pioneer Funds since September
                                                                         2003 (Assistant Secretary from
                                                                         November 2000 to September 2003);
                                                                         and Senior Counsel, Assistant Vice
                                                                         President and Director of
                                                                         Compliance of PIM-USA from April
                                                                         1998 through October 2000
------------------------------------------------------------------------------------------------------------------------------------

Christopher J. Kelley     Assistant Secretary     Since September,       Assistant Vice President and Senior   None
(39)                                              2003.                  Counsel of Pioneer since July 2002;
                                                  Serves at the          Vice President and Senior Counsel
                                                  discretion of board.   of BISYS Fund Services, Inc. (April
                                                                         2001 to June 2002); Senior Vice
                                                                         President and Deputy General
                                                                         Counsel of Funds Distributor, Inc.
                                                                         (July 2000 to April 2001); Vice
                                                                         President and Associate General
                                                                         Counsel from July 1996 to July
                                                                         2000; Assistant Secretary of all of
                                                                         the Pioneer Funds since September
                                                                         2003
------------------------------------------------------------------------------------------------------------------------------------

David C. Phelan (47)      Assistant Secretary     Since September,       Partner, Wilmer Cutler Pickering      None
                                                  2003.                  Hale and Dorr LLP; Assistant
                                                  Serves at the          Secretary of all of Pioneer Funds
                                                  discretion of board.   since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Vincent Nave (59)         Treasurer               Since November,        Vice President-Fund Accounting,       None
                                                  2000.                  Administration and Custody Services
                                                  Serves at the          of Pioneer (Manager from September
                                                  discretion of board.   1996 to February 1999); and
                                                                         Treasurer of all of the Pioneer
                                                                         Funds (Assistant Treasurer from
                                                                         June 1999 to November 2000)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Officer

Mark E. Bradley (45)      Assistant Treasurer     Since November         Deputy Treasurer of Pioneer since     None
                                                  2004.                  2004; Treasurer and Senior Vice
                                                  Serves at the          President, CDC IXIS Asset
                                                  discretion of the      Management Services from 2002 to
                                                  board                  2003; Assistant Treasurer and Vice
                                                                         President, MFS Investment
                                                                         Management from 1997 to 2002; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since November 2004
------------------------------------------------------------------------------------------------------------------------------------

Luis I. Presutti (39)     Assistant Treasurer     Since November,        Assistant Vice President-Fund         None
                                                  2000.                  Accounting, Administration and
                                                  Serves at the          Custody Services of Pioneer (Fund
                                                  discretion of board.   Accounting Manager from 1994 to
                                                                         1999); and Assistant Treasurer of
                                                                         all of the Pioneer Funds since
                                                                         November 2000
------------------------------------------------------------------------------------------------------------------------------------

Gary Sullivan (46)        Assistant Treasurer     Since May, 2002.       Fund Accounting Manager-Fund          None
                                                  Serves at the          Accounting, Administration and
                                                  discretion of board.   Custody Services of Pioneer; and
                                                                         Assistant Treasurer of all of the
                                                                         Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------

Katherine                 Assistant Treasurer     Since September,       Fund Administration Manager-Fund      None
Kim Sullivan (30)                                 2003.                  Accounting, Administration and
                                                  Serves at the          Custody Services since June 2003;
                                                  discretion of board.   Assistant Vice President-Mutual
                                                                         Fund Operations of State Street
                                                                         Corporation from June 2002 to June
                                                                         2003 (formerly Deutsche Bank Asset
                                                                         Management); Pioneer Fund
                                                                         Accounting, Administration and
                                                                         Custody Services (Fund Accounting
                                                                         Manager from August 1999 to May
                                                                         2002, Fund Accounting Supervisor
                                                                         from 1997 to July 1999); Assistant
                                                                         Treasurer of all of the Pioneer
                                                                         Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
FUND OFFICERS (continued)
--------------------------------------------------------------------------------

                          Positions Held          Term of Office and     Principal Occupation                  Other Directorships
Name and Age              With the Fund           Length of Service      During Past Five Years                Held by this Officer
Martin J. Wolin (37)      Chief Compliance        Since October 2004.    Chief Compliance Officer of Pioneer   None
                          Officer                 Serves at the          (Director of Compliance and Senior
                                                  discretion of the      Counsel from November 2000 to
                                                  board                  September 2004); Vice President and
                                                                         Associate General Counsel of UAM
                                                                         Fund Services, Inc. (mutual fund
                                                                         administration company) from
                                                                         February 1998 to November 2000; and
                                                                         Chief Compliance Officer of all of
                                                                         the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)



Visit our web site:                                         www.pioneerfunds.com


Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerfunds.com


16679-00-1204
(C) 2004 Pioneer Funds Distributor, Inc.
Underwriter of Pioneer mutual funds
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $28,900 in 2004 and approximately $28,650 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended October 31, 2004 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $6,000 in 2004 and $3,600 in 2003. Additionally, there were fees for tax compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
September 30, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $166,800 in 2004 and $138,000 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the year ended October 31, 2004, $68,880 was billed to an Affiliate in Dublin for organizational assistance. For the fiscal year ended October 31, 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2004

* Print the name and title of each signing officer under his or her signature.